Condensed Balance Sheets (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Current assets:
Cash and cash equivalents	$ 206,400,000	1,249,481,000	$ 111,746,000	676,476,000	1,976,555,000	1,630,777,000	$ 772,000	4,671,000	$ 531,000	3,216,000	6,770,000	27,809,000
Other receivables	5,540,000	33,544,000		20,064,000			16,000	98,000		98,000
Deferred expenses							686,000	4,155,000		3,969,000
Amount due from subsidiaries	87,669,000	530,732,000		420,610,000			574,881,000	3,480,154,000		3,600,276,000
Total current assets	654,521,000	3,962,293,000		3,719,844,000			576,355,000	3,489,078,000		3,607,559,000
Non-current assets:
Long-term deferred expenses	1,585,000	9,594,000		25,200,000			29,000	175,000		4,090,000
Total non-current assets	809,366,000	4,899,651,000		5,431,489,000			29,000	175,000		4,090,000
Total assets	1,463,887,000	8,861,944,000		9,151,333,000			576,384,000	3,489,253,000		3,611,649,000
Current liabilities:
Accrued expenses and other payables							2,476,000	14,987,000		11,654,000
Derivative contracts	1,076,000	6,513,000		17,311,000						8,127,000
Amount due to subsidiaries	42,128,000	255,033,000		72,045,000			3,377,000	20,441,000		21,073,000
Total current liabilities	556,884,000	3,371,217,000		3,675,496,000			5,853,000	35,428,000		40,854,000
Non-current liabilities:
Convertible bonds							77,697,000	470,357,000		368,590,000
Loss in excess of investments							180,563,000	1,093,073,000		454,862,000
Total non-current liabilities	594,732,000	3,600,332,000		2,728,494,000			258,260,000	1,563,430,000		823,452,000
Total liabilities	1,151,616,000	6,971,549,000		6,403,990,000			264,113,000	1,598,858,000		864,306,000
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2012 and 2013, respectively)	4,000	24,000		24,000			4,000	24,000		24,000
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 423,395,432 shares and 431,525,432 shares issued and outstanding at December 31, 2012 and 2013, respectively)	53,000	321,000		316,000			53,000	321,000		316,000
Additional paid-in capital	664,411,000	4,022,147,000		4,004,199,000			664,411,000	4,022,147,000		4,004,199,000
Accumulated deficit							(351,862,000)	(2,130,067,000)		(1,255,977,000)
Accumulated other comprehensive loss	(335,000)	(2,030,000)		(1,219,000)			(335,000)	(2,030,000)		(1,219,000)
Total shareholders' equity	312,267,000	1,890,371,000		2,747,319,000	4,303,615,000	5,194,253,000	312,267,000	1,890,371,000		2,747,319,000
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,463,887,000	8,861,944,000		9,151,333,000			$ 576,384,000	3,489,253,000		3,611,649,000